CONSOLIDATED STATEMENTS OF EQUITY (10K) - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]
Balance at Dec. 31, 2012	$ 88,044	$ 13	$ 86,133	$ 1,743	$ 155	$ 0
Balance (in shares) at Dec. 31, 2012		13,378,000				0
Issuance of restricted common stock for services	0	$ 0	0	0	0	$ 0
Issuance of restricted common stock for services (in shares)		323,000				0
Stock-based compensation	805	$ 0	805	0	0	$ 0
Foreign currency translation	155	0	0	0	155	0
Net loss	(31,077)	0	0	(31,077)	0	0
Balance at Dec. 31, 2013	$ 57,927	$ 13	86,938	(29,334)	310	0
Balance (in shares) at Dec. 31, 2013	13,700,862	13,700,862
Issuance of restricted common stock for services	$ 0	$ 0	0	0	0
Issuance of restricted common stock for services (in shares)		90,000
Forfeiture of restricted common stock (in shares)		(66,000)
Forfeiture of restricted common stock	0	$ 0	0	0	0
Stock-based compensation	35	0	35	0	0
Foreign currency translation	109	0	0	0	109
Net loss	(10,071)	0	0	(10,071)	0
Balance at Mar. 31, 2014	48,000	$ 13	86,973	(39,405)	419
Balance (in shares) at Mar. 31, 2014		13,725,000
Balance at Dec. 31, 2013	$ 57,927	$ 13	86,938	(29,334)	310	0
Balance (in shares) at Dec. 31, 2013	13,700,862	13,700,862
Issuance of restricted common stock for services	$ 0	$ 1	(1)	0	0	$ 0
Issuance of restricted common stock for services (in shares)		190,000				166,000
Forfeiture of restricted common stock (in shares)		(97,000)				(97,000)
Forfeiture of restricted common stock	0	$ 0	0	0	0	$ 0
Forfeiture of founder shares	0	$ 0	0	0	0	$ 0
Forfeiture of founder shares (in shares)		(459,000)				(459,000)
Stock-based compensation	769	$ 0	769	0	0
Foreign currency translation	(1,039)	0	0	0	(1,039)
Net loss	(21,200)	0	0	(21,200)	0	$ 0
Balance at Dec. 31, 2014	$ 36,457	$ 14	87,706	(50,534)	(729)	$ 0
Balance (in shares) at Dec. 31, 2014	13,335,258	13,335,258				(390,000)
Forfeiture of restricted common stock (in shares)		(2,000)				(2,000)
Forfeiture of restricted common stock	$ 0	$ 0	0	0	0	$ 0
Forfeiture of founder shares	0	$ 0	0	0	0	$ 0
Forfeiture of founder shares (in shares)		(437,000)				(437,000)
Stock-based compensation	194	$ 0	194	0	0	$ 0
Foreign currency translation	(369)	0	0	0	(369)	0
Net loss	(10,630)	0	0	(10,630)	0	0
Balance at Mar. 31, 2015	$ 25,652	$ 14	$ 87,900	$ (61,164)	$ (1,098)	$ 0
Balance (in shares) at Mar. 31, 2015	12,895,772	12,896,000				(829,000)